Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	12 Months Ended	21 Months Ended	33 Months Ended	45 Months Ended	57 Months Ended	69 Months Ended	81 Months Ended	93 Months Ended	105 Months Ended	117 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000027439 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Boston Trust Asset Management Fund
Accumulated Value	$ 100,000	$ 106,187		$ 123,417	$ 121,435	$ 152,774	$ 164,735	$ 200,403	$ 171,051	$ 194,513	$ 216,275	$ 233,412
C000027440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Boston Trust Equity Fund
Accumulated Value	100,000	108,824		131,316	127,967	168,585	193,085	250,570	215,079	252,256	286,854	312,373
C000027441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Boston Trust Walden Balanced Fund
Accumulated Value	100,000	105,873		121,626	119,313	147,590	159,786	190,756	164,686	184,747	197,461	218,509
C000027444 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Boston Trust Walden Equity Fund
Accumulated Value	100,000	108,802		131,396	128,060	169,420	191,917	245,646	212,352	246,951	271,187	307,360
C000027445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Boston Trust Walden Small Cap Fund
Accumulated Value	100,000	115,938		130,146	122,336	158,884	171,864	220,270	200,303	220,510	248,184	238,229
C000052650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Boston Trust Midcap Fund
Accumulated Value	100,000	107,287		128,760	124,435	160,014	174,119	217,320	193,537	218,798	241,297	251,785
C000102803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Boston Trust Walden Midcap Fund
Accumulated Value	100,000	107,362		128,425	123,823	158,969	172,895	215,928	192,382	219,091	241,883	253,625
C000106778 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Boston Trust SMID Cap Fund
Accumulated Value	1,000,000	1,146,720		1,357,587	1,281,248	1,623,886	1,758,055	2,293,580	2,017,428	2,282,580	2,514,792	2,533,101
C000106779 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Boston Trust Walden SMID Cap Fund
Accumulated Value	100,000	114,733		134,173	126,666	159,756	174,335	226,767	193,673	225,427	248,853	249,648
C000129551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Boston Trust Walden International Equity Fund
Accumulated Value	100,000	100,622		120,665	108,383	130,736	140,094	158,915	138,095	160,453	169,002	202,168
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	100,000	110,471		134,589	128,688	169,207	200,339	257,847	211,149	266,655	333,371	392,977
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Accumulated Value	100,000	111,654		135,247	128,158	167,911	202,984	255,072	206,080	259,572	321,371	376,471
Russell 3000 C000106778 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	1,116,540		1,352,471	1,281,579	1,679,111	2,029,841	2,550,720	2,060,805	2,595,724	3,213,709	3,764,714
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World ex-USA Index
Accumulated Value	100,000	104,793		130,160	111,820	136,970	147,361	165,964	142,246	167,765	175,650	231,602
Bloomberg U S Treasury Bellwethers 3 Month [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bellwethers: 3 Month
Accumulated Value	100,000	100,266		101,137	103,044	105,417	106,127	106,174	107,777	113,333	119,329	124,380
Bloomberg U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government/Credit Bond Index
Accumulated Value	100,000	99,592		103,574	103,141	113,157	123,256	121,100	104,659	110,646	111,949	119,648
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
Accumulated Value	100,000	123,178		141,221	125,667	157,743	189,230	217,272	172,869	202,134	225,456	254,330
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Index
Accumulated Value	100,000	111,300		131,910	119,962	156,600	183,380	224,795	185,872	217,892	251,325	277,960
Russell 2500TM C000106778 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500™ Index
Russell 2500TM C000106779 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000	117,129		136,819	123,134	157,324	188,778	223,102	182,119	213,851	239,503	268,021
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500TM Index
Accumulated Value	$ 1,000,000	$ 1,171,289		$ 1,368,188	$ 1,231,340	$ 1,573,239	$ 1,887,783	$ 2,231,016	$ 1,821,194	$ 2,138,512	$ 2,395,025	$ 2,680,208